Inventories	9 Months Ended
Sep. 30, 2015
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following:

	September 30,	December 31,
	2015	2014
	U.S. $ in thousands
Finished goods	$89,774	$66,779
Work-in-process	5,851	7,815
Raw materials	45,158	48,791
	$140,783	$123,385